UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4786

Ariel Investment Trust
(Exact name of registrant as specified in charter)

200 East Randolph Drive Suite 2900 Chicago, Illinois		60601
(Address of principal executive offices)		(Zip code)

Sheldon R. Stein or Erik D. Ojala 200 East Randolph Drive Suite 2900 Chicago, Illinois 60601
(Name and address of agent for service)

with a copy to: Arthur Don Seyfarth Shaw LLP 55 East Monroe Street Suite 4200 Chicago, Illinois 60603

Registrant’s telephone number, including area code:		(312) 726-0140

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2005

Item 1.  Schedule of Investments.

Ariel Fund Schedule of Investments

Number of Shares	COMMON STOCKS—99.34%	Cost	Market Value

	Consumer Discretionary & Services—32.29%
3,407,075	American Greetings Corp., Class A	$46,101,113	$74,853,438
5,972,875	ARAMARK Corp., Class B	157,367,239	165,926,467
3,370,108	Bob Evans Farms, Inc. ††	74,133,946	77,714,690
4,506,550	Career Education Corp. *	165,410,138	151,960,866
2,165,300	DeVry Inc. *	39,650,933	43,306,000
3,053,200	Harte-Hanks, Inc.	71,147,624	80,573,948
6,473,400	Hasbro, Inc.	106,787,492	130,633,212
6,902,650	Hewitt Associates, Inc., Class A * ††	180,296,528	193,343,227
14,016,500	Interpublic Group of Cos., Inc. *	172,037,124	135,259,225
2,530,400	Lee Enterprises, Inc.	88,206,203	93,397,064
801,200	Matthews International Corp., Class A	17,354,553	29,171,692
1,473,500	McClatchy Co., Class A	92,908,607	87,083,850
7,087,500	Radio One, Inc., Class D *	94,918,711	73,355,625
7,195,900	ServiceMaster Co.	83,882,767	85,991,005
3,269,750	Valassis Communications, Inc. * ††	97,471,899	95,051,633
		1,487,674,877	1,517,621,942
	Consumer Staples—4.60%
2,129,153	J.M. Smucker Co.	85,300,800	93,682,732
3,954,400	McCormick & Co., Inc.	106,448,230	122,270,048
		191,749,030	215,952,780
	Financial Services—33.58%
1,982,100	A.G. Edwards, Inc.	69,247,985	92,881,206
5,359,850	Assured Guaranty Ltd. ††	114,126,438	136,086,591
1,197,300	Certegy Inc.	39,339,487	48,562,488
1,874,150	Chittenden Corp.	51,720,954	52,120,111
1,769,575	Greater Bay Bancorp	50,164,576	45,336,512
6,158,100	HCC Insurance Holdings, Inc. ††	125,447,925	182,772,408
3,918,975	Horace Mann Educators Corp. ††	73,247,930	74,303,766
3,891,800	Investors Financial Services Corp. ††	137,348,380	143,334,994
8,248,300	Janus Capital Group Inc.	113,961,887	153,665,829
3,008,900	Jones Lang LaSalle Inc. ††	64,325,682	151,498,115
559,325	Markel Corp. * ††	141,324,108	177,333,991
4,531,350	Popular, Inc.	114,458,620	95,838,053
3,018,750	Sky Financial Group, Inc.	85,187,747	83,981,625
3,232,800	Sotheby’s Holdings, Inc., Class A * ††	39,330,944	59,354,208
2,793,350	TD Banknorth Inc.	84,679,688	81,146,818
		1,303,912,351	1,578,216,715
	Health Care—9.75%
692,900	Bio-Rad Laboratories, Inc., Class A *	39,900,835	45,343,376
1,270,924	Fisher Scientific International Inc. *	65,724,083	78,619,358
4,915,575	IMS Health Inc.	114,603,686	122,496,129
2,609,475	Invacare Corp. ††	96,319,330	82,172,368
1,443,600	Omnicare, Inc.	41,338,666	82,602,792
1,180,125	Sybron Dental Specialties, Inc. *	22,329,691	46,980,776
		380,216,291	458,214,799

December 31, 2005 (Unaudited)

Number of Shares	COMMON STOCKS—99.34% (cont’d)	Cost	Market Value

	Materials & Processing—4.93%
2,923,310	Brady Corp., Class A	$46,030,172	$105,765,356
2,531,350	Energizer Holdings, Inc. *	90,128,405	126,035,916
		136,158,577	231,801,272
	Producer Durables—9.57%
9,160,600	Andrew Corp. * ††	93,772,056	98,293,238
3,463,000	Herman Miller, Inc. ††	73,927,701	97,621,970
3,458,450	IDEX Corp. ††	77,674,783	142,176,880
7,043,775	Steelcase Inc., Class A	92,857,958	111,502,958
		338,232,498	449,595,046
	Technology—4.62%
2,510,450	Anixter International Inc. ††	61,992,329	98,208,804
15,101,050	BearingPoint, Inc. * ††	119,151,617	118,694,253
		181,143,946	216,903,057
	Total Common Stocks	4,019,087,570	4,668,305,611

Principal Amount	REPURCHASE AGREEMENT—0.82%	Cost	Market Value

$38,703,178	State Street Bank and Trust Co., 3.40%, dated 12/30/2005, due 1/3/2006, repurchase price $38,717,799, (collateralized by U.S. Treasury Bond, 3.625%, due 6/30/2007)	38,703,178	38,703,178
	Total Investments—100.16%	$4,057,790,748	4,707,008,789
	Liabilities less Other Assets—(0.16%)		(7,849,298)
	NET ASSETS—100.00%		$4,699,159,491

*                 Non-income producing.

††            Affiliated company.

A category may contain multiple industries as defined by the Standard Industrial Classification system.

Ariel Appreciation Fund Schedule of Investments	December 31, 2005 (Unaudited)

Number of Shares	COMMON STOCKS—98.96%	Cost	Market Value

	Consumer Discretionary & Services—42.62%
5,876,800	Accenture Ltd, Class A	$104,351,180	$169,663,216
2,869,850	ARAMARK Corp., Class B	70,868,630	79,724,433
1,302,600	Black & Decker Corp.	62,718,363	113,274,096
2,889,050	Career Education Corp. *	106,543,858	97,418,766
1,177,450	Carnival Corp.	40,866,634	62,958,251
4,087,595	Cendant Corp.	54,531,415	70,511,014
2,299,375	Harte-Hanks, Inc.	37,148,806	60,680,506
9,743,500	Interpublic Group of Cos., Inc. *	146,518,167	94,024,775
5,847,900	Mattel, Inc.	101,767,650	92,513,778
1,081,225	McClatchy Co., Class A	56,718,777	63,900,398
1,303,400	Mohawk Industries, Inc. *	99,937,476	113,369,732
1,307,800	Omnicom Group Inc.	92,653,271	111,333,014
3,722,595	ServiceMaster Co.	47,269,875	44,485,010
4,528,100	Tribune Co.	187,372,690	137,020,306
2,244,800	YUM! Brands, Inc.	57,467,482	105,236,224
		1,266,734,274	1,416,113,519
	Consumer Staples—2.47%
1,443,772	Clorox Co.	60,564,686	82,136,189

	Financial Services—31.67%
1,745,400	Ambac Financial Group, Inc.	128,356,625	134,500,524
817,322	Dun & Bradstreet Corp. *	22,056,167	54,727,881
2,060,700	Equifax Inc.	45,514,421	78,347,814
1,301,800	Franklin Resources, Inc.	51,749,518	122,382,218
3,777,100	H&R Block, Inc.	93,623,291	92,727,805
4,898,500	Janus Capital Group Inc.	63,453,645	91,259,055
2,038,592	MBIA Inc.	89,649,143	122,641,695
2,823,800	Northern Trust Corp.	101,966,506	146,329,316
2,810,735	Popular, Inc.	68,464,489	59,447,045
1,202,450	T. Rowe Price Group, Inc.	46,003,539	86,612,473
2,176,593	TD Banknorth Inc.	66,398,405	63,230,027
		777,235,749	1,052,205,853
	Health Care—13.99%
2,991,950	Baxter International Inc.	70,377,831	112,646,918
1,770,477	Fisher Scientific International Inc. *	68,077,652	109,521,707
3,368,860	IMS Health Inc.	55,911,579	83,951,991
1,590,100	Omnicare, Inc.	44,748,692	90,985,522
3,237,500	Schering-Plough Corp.	54,082,899	67,501,875
		293,198,653	464,608,013
	Other—3.79%
1,726,900	Johnson Controls, Inc.	101,470,689	125,908,279

Ariel Appreciation Fund Schedule of Investments (continued)	December 31, 2005 (Unaudited)

Number of Shares	COMMON STOCKS—98.96% (cont’d)	Cost	Market Value

	Producer Durables—4.42%
3,478,175	Pitney Bowes Inc.	$135,153,566	$146,952,894
	Total Common Stocks	2,634,357,617	3,287,924,747

Principal Amount	REPURCHASE AGREEMENT—0.59%	Cost	Market Value

$19,538,779	State Street Bank and Trust Co., 3.40%, dated 12/30/2005, due 1/3/2006, repurchase price $19,546,160, (collateralized by U.S. Treasury Bonds, 2.25%-3.625%, due 4/30/2006-5/15/2008)	19,538,779	19,538,779
	Total Investments—99.55%	$2,653,896,396	3,307,463,526
	Other Assets less Liabilities—0.45%		14,910,226
	NET ASSETS—100.00%		$3,322,373,752

*            Non-income producing.

A category may contain multiple industries as defined by the Standard Industrial Classification system.

Ariel Focus Fund Schedule of Investments	December 31, 2005 (Unaudited)

Number of Shares	COMMON STOCKS-93.56%	Cost	Market Value

	Auto & Transportation—5.35%
6,000	Toyota Motor Corp., ADR	$432,925	$627,720

	Consumer Discretionary & Services—42.92%
24,600	Accenture Ltd, Class A	572,629	710,202
5,800	Black & Decker Corp.	509,791	504,368
10,200	Carnival Corp.	493,157	545,394
32,100	Cendant Corp.	677,665	553,725
18,600	Gap Inc.	316,793	328,104
29,100	Hewitt Associates, Inc., Class A *	788,480	815,091
5,400	Omnicom Group Inc.	435,150	459,702
19,000	Tribune Co.	672,821	574,940
11,600	Wal-Mart Stores, Inc.	511,664	542,880
		4,978,150	5,034,406
	Financial Services—18.87%
10,700	Citigroup Inc.	493,163	519,271
27,800	H&R Block, Inc.	749,493	682,490
12,200	JPMorgan Chase & Co.	429,684	484,218
9,300	Morgan Stanley	503,143	527,682
		2,175,483	2,213,661
	Health Care—13.28%
28,800	IMS Health Inc.	671,877	717,696
36,000	Pfizer Inc	947,838	839,520
		1,619,715	1,557,216
	Other—8.73%
160	Berkshire Hathaway, Inc., Class B *	466,112	469,680
7,600	Johnson Controls, Inc.	429,443	554,116
		895,555	1,023,796
	Technology—4.41%
6,300	International Business Machines Corp.	492,248	517,860

	Total Common Stocks	10,594,076	10,974,659

Principal Amount	REPURCHASE AGREEMENT—6.41%	Cost	Market Value

$751,912	State Street Bank and Trust Co., 3.40%, dated 12/30/2005, due 1/3/2006, repurchase price $752,196, (collateralized by U.S. Treasury Bond, 3.625%, due 6/30/2007)	751,912	751,912
	Total Investments—99.97%	$11,345,988	11,726,571
	Other Assets less Liabilities—0.03%		3,128
	NET ASSETS—100.00%		$11,729,699

*      Non-income producing.

A category may contain multiple industries as defined by the Standard Industrial Classification system.

QUARTERLY REPORT DECEMBER 31, 2005

Item 2.  Controls and Procedures.

(a) The registrant’s certifying officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act), or in other factors that could significantly affect this control, that occurred during the registrant’s last fiscal quarter, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits.

(a) Exhibit 99.Cert. – Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a))

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ariel Investment Trust

By:	/s/ Mellody L. Hobson
Mellody L. Hobson
President and Principal Executive Officer

Date:	February 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mellody L. Hobson
Mellody L. Hobson
President and Principal Executive Officer

Date:	February 17, 2006

By:	/s/ Thomas Herman
Thomas Herman
Vice President and Principal Financial Officer

Date:	February 17, 2006